Net Loss Per Share - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares	4,094,656	5,286,305
Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares	5,637,453	4,906,268
Nonvested Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive shares	3,000,000	3,000,000